Segment information (Schedule of Information About Profit or Loss, Assets and Labilities) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of operating segments [line items]
Segment income	₪ 454,094	₪ 395,637		₪ 338,245
Segment outcomes	57,577	47,296		37,773
Finance Income	11,348	20,966		(7,212)
Finance expense	1,253	3,016		(2,256)
Profit before taxes on income Other information	67,672	65,246		32,817
Depreciation and amortization	(5,690)	(4,815)		(3,614)
Tax expense	(15,463)	(13,735)		₪ (7,850)
Segment assets	629,923	537,235
Segment liabilities	44,180	45,879	[1]
Import [Member]
Disclosure of operating segments [line items]
Segment income	453,375	394,707
Segment outcomes	56,859	46,554
Segment assets	605,466	517,220
Segment liabilities	43,977	45,824	[1]
Non-banking credit [Member]
Disclosure of operating segments [line items]
Segment income	719	930
Segment outcomes	718	742
Segment assets	24,457	20,015
Segment liabilities	₪ 203	₪ 55	[1]

[1]	reclassified